Other financial assets	12 Months Ended
Mar. 31, 2019
Statement [line items]
Other financial assets
8.	Other financial assets - current

Other financial assets - current consist of the following:

	As at March 31,
	2019		2019		2018
	(In millions)
Derivative financial instruments	US$	178.7	Rs.	12,355.4	Rs.	24,761.3
Loans to channel partners		12.8		885.2		188.4
Advances and other receivables recoverable in cash		383.8		26,543.0		24,020.8
Inter corporate deposits		0.3		23.1		3.2
Margin money with banks		21.6		1,495.8		417.1
Government grant receivables		72.3		5,003.1		4,114.0
Restricted bank deposits		52.9		3,652.3		4,938.8
Others		0.2		12.8		—

Total	US$	722.6	Rs.	49,970.7	Rs.	58,443.6

Margin money with banks is restricted cash deposits and consists of collateral provided for transfer of finance receivables.

Restricted bank deposits include Rs.2,509.3 million and Rs. 3,030.8 million as at March 31, 2019 and 2018, respectively, held as security in relation to interest and repayment of borrowings. Out of these deposits, Rs. 942.7 million and Rs. 850.9 million as at March 31, 2019 and 2018, respectively, are pledged till the maturity of the respective borrowings.

Other financial assets - noncurrent [Member]
Statement [line items]
Other financial assets
9.	Other financial assets (non-current)

Other financial assets - non-current consist of the following:

	As at March 31,
	2019		2019		2018
	(In millions)
Derivative financial instruments	US$	131.8	Rs.	9,111.4	Rs.	28,469.0
Loans to channel partners		26.1		1,804.9		2,787.2
Advance and other receivables recoverable in cash		140.0		9,682.3		10,728.4
Margin money with banks		47.6		3,290.7		1,048.0
Government grants receivables		73.5		5,080.8		4,671.4
Loans to employees		3.8		262.9		280.6
Restricted deposits		10.9		751.1		690.6
Loans to joint arrangements		0.5		37.5		—
Others		30.9		2,144.4		1,917.6

Total	US$	465.1	Rs.	32,166.0	Rs.	50,592.8

Margin money with banks is restricted cash deposits and consists of collateral provided for transfer of finance receivables.

Restricted deposits as at March 31, 2019 and 2018, include Rs. 452.6 million and Rs. 507.6 million, respectively held as a financial deposit in relation to ongoing legal cases.